LONG-LIVED ASSETS (Narrative) (Details) (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
LONG-LIVED ASSETS [Abstract]
Impairment of Long-Lived Assets	$ 0	$ 919	$ 919